Description of business and basis of preparation of the consolidated financial statements - IFRS 15 - Impact on consolidated cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Consolidated net income	€ 2,158	€ 2,040	€ 3,122
Impairment of goodwill	56	20	814
Change in provisions	(17)	(80)	(161)
Income tax	1,309	1,052	951
Increase (decrease) in trade payables	177	412	84
Changes in other customer contract assets and liabilities	12	112	66
Changes in other assets and liabilities	(176)	164	(707)
Net cash provided by operating activities	9,506	10,174	8,750
Net cash used in investing activities	(8,552)	(7,941)	(4,879)
Net cash used in financing activities	(1,131)	(2,738)	(1,883)
Net change in cash and cash equivalents	€ (177)	(505)	1,988
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Consolidated net income		2,143	3,263
Impairment of goodwill		20	772
Change in provisions		(73)	(159)
Income tax		1,088	970
Increase (decrease) in trade payables		409	85
Changes in other assets and liabilities		132	(762)
Net cash provided by operating activities		10,174	8,750
Net cash used in investing activities		(7,941)	(4,879)
Net cash used in financing activities		(2,738)	(1,883)
Net change in cash and cash equivalents		(505)	1,988
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Consolidated net income		(103)	(141)
Impairment of goodwill			42
Change in provisions		(7)	(2)
Income tax		(36)	(19)
Increase (decrease) in trade payables		3	(1)
Changes in other customer contract assets and liabilities		112	66
Changes in other assets and liabilities		€ 31	€ 55